Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration Risk

During the six months ended September 30, 2025, there were three customers (2024: two customers) generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the six months ended September 30,
	2025	2024
Customer A	60.6%	-%
Customer B	21.7%	*%
Customer C	12.5%	*%
Customer D	*%	33.1%
Customer E	*%	58.1%

*	The customer did not contribute over 10% of the Company’s revenue during the period ended.
	As of September 30, 2025	As of March 31, 2025
Customer A	68.0%	-%
Customer C	18.1%	15.9%
Customer D	13.9%	42.6%
Customer F	-%	41.4%
	For the six months ended September 30,
	2025	2024
Supplier A	19.4%	-%
Machineries and Equipment	5 years